Exploration and Evaluation of Oil and Gas Reserves - Summary of Exploration Costs (Details) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 330	$ 361	$ 371
Exploration expenditures written off (includes dry wells and signature bonuses)	87	279	1,281
Contractual penalties	91	152	46
Other exploration expenses	16	8	63
Total expenses	524	800	1,761
Operating activities	346	371	435
Investment activities	1,273	1,794	1,075
Total cash used	$ 1,619	$ 2,165	$ 1,510